Subsidiaries with material non-controlling interests - Summary of subsidiaries financial information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue		$ 57,638	$ 53,658	$ 54,041
Share of profit/(loss) after tax		10,249	11,574	9,953
Profit/(loss) after tax – attributable to non-controlling interests		283	22	(105)
Profit/(loss) after tax – attributable to owners of Rio Tinto		9,966	11,552	10,058
Other comprehensive income/(loss)		2,896	(3,374)	319
Total comprehensive income/(loss)	[1]	13,145	8,200	10,272
Non-current assets		106,533	83,666
Current assets		21,569	19,120
Current liabilities		(14,930)	(11,743)
Non-current liabilities		(46,148)	(33,078)
Net assets/(liabilities)		67,024	57,965
– attributable to non-controlling interests		4,821	2,719
– attributable to Rio Tinto		62,203	55,246
Cash flows from operations		16,832	15,599	15,160
Dividends paid to non-controlling interests		(314)	(477)	$ (462)
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Revenue		1,903	2,255
Share of profit/(loss) after tax		99	321
Profit/(loss) after tax – attributable to non-controlling interests		41	133
Profit/(loss) after tax – attributable to owners of Rio Tinto		58	188
Other comprehensive income/(loss)		125	(205)
Total comprehensive income/(loss)		224	116
Non-current assets		3,236	2,987
Current assets		681	711
Current liabilities		(449)	(541)
Non-current liabilities		(1,029)	(937)
Net assets/(liabilities)		2,439	2,220
– attributable to non-controlling interests		1,027	934
– attributable to Rio Tinto		1,412	1,286
Cash flows from operations		427	735
Dividends paid to non-controlling interests		0	(165)
SimFer Jersey
Disclosure of subsidiaries [line items]
Revenue		0	0
Share of profit/(loss) after tax		(49)	(25)
Profit/(loss) after tax – attributable to non-controlling interests		(70)	(18)
Profit/(loss) after tax – attributable to owners of Rio Tinto		21	(7)
Other comprehensive income/(loss)		0	0
Total comprehensive income/(loss)		(49)	(25)
Non-current assets		6,163	2,908
Current assets		577	545
Current liabilities		(852)	(402)
Non-current liabilities		(121)	(45)
Net assets/(liabilities)		5,767	3,006
– attributable to non-controlling interests		2,607	1,335
– attributable to Rio Tinto		3,160	1,671
Cash flows from operations		(143)	(850)
Dividends paid to non-controlling interests		0	0
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Revenue		4,992	2,184
Share of profit/(loss) after tax		526	(1,077)
Profit/(loss) after tax – attributable to non-controlling interests		140	(436)
Profit/(loss) after tax – attributable to owners of Rio Tinto		386	(641)
Other comprehensive income/(loss)		0	0
Total comprehensive income/(loss)		526	(1,077)
Non-current assets		16,860	16,535
Current assets		1,713	581
Current liabilities		(2,644)	(672)
Non-current liabilities		(17,896)	(18,860)
Net assets/(liabilities)		(1,967)	(2,416)
– attributable to non-controlling interests		(854)	(994)
– attributable to Rio Tinto		(1,113)	(1,422)
Cash flows from operations		3,215	1,039
Dividends paid to non-controlling interests		0	0
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Revenue		1,594	1,746
Share of profit/(loss) after tax		659	782
Profit/(loss) after tax – attributable to non-controlling interests		264	313
Profit/(loss) after tax – attributable to owners of Rio Tinto		395	469
Other comprehensive income/(loss)		213	(279)
Total comprehensive income/(loss)		872	503
Non-current assets		2,969	2,695
Current assets		767	743
Current liabilities		(170)	(124)
Non-current liabilities		(440)	(422)
Net assets/(liabilities)		3,126	2,892
– attributable to non-controlling interests		1,248	1,153
– attributable to Rio Tinto		1,878	1,739
Cash flows from operations		1,194	1,274
Dividends paid to non-controlling interests		$ (258)	$ (282)

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.